Share Capital - Additional Information - PELP (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Percentage of restricted performance-based shares that did not become unrestricted as part of IPO		40.00%
Percentage of total shares under PELP that did not Become unrestricted as part of IPO		24.00%
PELP Expense	$ 590,000	$ 5,243,000
First Installment	1,209,000
Second Installment	834,000
Shares subject to Compensatory benefit	541,975
Exercise price	1.30
Total benefit	339,000
Accrued interest reversed	44,000
Employee loans written off	286,000
Total loans and accrued interest outstanding at end of period	880,000	2,043,000
Impact on share capital due to loan activity	1,160,000	135,000
Loan principal and interest repayments	846,000	612,000
Interest accrued		105,000
Foreign exchange adjustments	28,000	73,000
Shares repurchased by subsidiary	297,500	160,800
Reduction in share capital due to share repurchase	480,000	445,000
Stock based compensation related to repurchased of shares	53,000
Shares transferred to employees to settle vested RSUs	25,298
Increase in Share Capital as a result of transferred shares	218,000
Reclass of additional paid in capital to share capital as a result of issued shares	148,000
Shares transferred by subsidiary to parent and cancelled	80,000
Reduction in share capital due to cancelled shares	$ 164,000